1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 50.6%

COMMON STOCKS - 6.5%

DIVERSIFIED – 0.0%**

Centuria Capital Group	61,251	$67,314

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.8%

Airport City Ltd.*	5,513	93,039

Allreal Holding AG	1,240	232,155

City Developments Ltd.	42,000	155,704

Daito Trust Construction Co. Ltd.	5,200	557,194

Daiwa House Industry Co. Ltd.	51,800	1,631,895

Heiwa Real Estate Co. Ltd.	3,800	110,638

JINUSHI Co. Ltd.	1,900	27,172

Kerry Properties Ltd.	50,500	99,332

Lendlease Corp. Ltd.	55,677	221,802

Mitsubishi Estate Co. Ltd.	106,800	1,551,911

Mitsui Fudosan Co. Ltd.	235,800	2,128,282

New World Development Co. Ltd.	119,000	63,854

Nomura Real Estate Holdings, Inc.	10,400	276,418

Property & Building Corp. Ltd.	345	24,142

St. Joe Co. (The)	3,145	151,275

Starts Corp., Inc.	3,400	84,460

Sumitomo Realty & Development Co. Ltd.	40,000	1,382,136

Sun Frontier Fudousan Co. Ltd.	3,900	50,416

Sun Hung Kai Properties Ltd.	127,000	1,135,297

Tokyo Tatemono Co. Ltd.	18,500	285,291

Tokyu Fudosan Holdings Corp.	53,600	344,149

UOL Group Ltd.	38,100	142,092

Wharf Holdings Ltd. (The)	83,000	202,770

YH Dimri Construction & Development Ltd.	637	63,124

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$11,014,548

REAL ESTATE DEVELOPMENT - 0.5%

Aedas Homes SA	1,862	57,626

Africa Israel Residences Ltd.	1,020	76,715

CK Asset Holdings Ltd.	153,000	639,299

DREAM Unlimited Corp., Class A	3,356	50,940

Forestar Group, Inc.*	2,103	50,177

Goldcrest Co. Ltd.	1,500	29,822

Henderson Land Development Co. Ltd.	109,735	304,347

Howard Hughes Holdings, Inc.*	2,454	187,412

Kasumigaseki Capital Co. Ltd.	900	86,084

Katitas Co. Ltd.	4,800	67,108

Lifestyle Communities Ltd.	11,498	69,452

Mirarth Holdings, Inc.	11,700	39,325

Nexity SA*	5,635	75,481

Sino Land Co. Ltd.	304,000	291,545

Tosei Corp.	2,300	35,360

TOTAL REAL ESTATE DEVELOPMENT		$2,060,693

REAL ESTATE OPERATING COMPANIES – 3.2%

Aeon Mall Co. Ltd.	8,200	103,499

Alony Hetz Properties & Investments Ltd.	11,558	104,180

Description	Number of Shares	Value

Amot Investments Ltd.	18,530	$ 108,342

Aroundtown SA*	72,832	216,116

Atrium Ljungberg AB, Class B	4,393	77,692

Aura Investments Ltd.	18,173	118,951

Azrieli Group Ltd.	3,003	248,816

Big Shopping Centers Ltd.*	1,135	177,301

Blue Square Real Estate Ltd.	878	79,647

CA Immobilien Anlagen AG	3,798	93,783

Capitaland India Trust	86,834	65,052

Capitaland Investment Ltd.	200,200	360,415

Castellum AB*	35,223	382,023

Catena AB	3,365	146,584

Cibus Nordic Real Estate AB publ	5,170	83,834

Citycon OYJ*	7,281	25,780

Corem Property Group AB, Class B	50,000	26,513

CTP NV	9,505	158,030

Deutsche Wohnen SE	4,458	111,546

Dios Fastigheter AB*	11,065	76,370

Electra Real Estate Ltd.	5,139	65,198

Entra ASA*	6,908	71,506

Fabege AB	19,923	149,017

Fastighets AB Balder, Class B*	58,467	416,033

FRP Holdings, Inc.*	1,146	34,999

G City, Ltd.	15,860	59,422

Grainger PLC	61,925	162,824

Grand City Properties SA*	5,872	67,804

Hang Lung Group Ltd.	58,000	76,886

Hang Lung Properties Ltd.	114,000	90,179

Hongkong Land Holdings Ltd.	88,900	386,842

Hufvudstaden AB, Class A	10,212	113,688

Hulic Co. Ltd.	51,000	449,490

Hysan Development Co. Ltd.	50,001	72,298

Ichigo, Inc.	23,500	53,697

IMMOFINANZ AG*	3,123	54,530

International Workplace Group PLC	49,764	105,708

Intershop Holding AG	540	80,913

Israel Canada T.R Ltd.	17,609	77,360

Keihanshin Building Co. Ltd.	4,900	47,242

Kennedy-Wilson Holdings, Inc.#	10,348	93,649

Kojamo OYJ*	15,617	162,249

LEG Immobilien SE	6,229	513,319

Leopalace21 Corp.	20,500	72,939

Mega Or Holdings Ltd.	2,597	84,884

Melisron Ltd.	2,063	195,168

Mivne Real Estate KD Ltd.	45,379	136,001

Mobimo Holding AG	620	205,929

NP3 Fastigheter AB	3,361	79,905

Nyfosa AB*	13,690	140,461

Pandox AB	8,632	157,185

Platzer Fastigheter Holding AB, Class B	7,498	57,734

PSP Swiss Property AG	3,919	578,923

Sagax AB, Class B	17,977	395,644

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Samhallsbyggnadsbolaget i Norden AB	131,894	$66,819

Seaport Entertainment Group, Inc.*,#	1,078	28,686

Sirius Real Estate Ltd.	122,953	121,843

StorageVault Canada, Inc.	20,835	52,326

Summit Real Estate Holdings Ltd.	3,339	54,014

Swire Properties Ltd.	93,400	184,444

Swiss Prime Site AG	6,540	746,617

TAG Immobilien AG*	14,769	219,489

TOC Co. Ltd.	5,500	22,883

VGP NV	1,170	99,863

Vonovia SE	68,594	2,098,510

Wallenstam AB, Class B	37,691	162,704

Wharf Real Estate Investment Co. Ltd.	132,000	328,473

Wihlborgs Fastigheter AB	23,134	229,217

TOTAL REAL ESTATE OPERATING COMPANIES		$12,689,988

TOTAL COMMON STOCKS (COST $27,241,920)		$25,832,543

EXCHANGE-TRADED FUNDS – 8.8%

REAL ESTATE – 8.8%

Schwab U.S. REIT ETF#	1,046,400	22,204,608

Vanguard Global ex-U.S. Real Estate ETF#	318,500	12,778,220

TOTAL REAL ESTATE		$34,982,828

TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,426)		$34,982,828

INVESTMENT COMPANY – 3.3%

EQUITY FUNDS – 3.3%

Tortoise Energy Infrastructure Total Return

Fund, Institutional Class	646,930	12,925,658

TOTAL INVESTMENT COMPANY (COST $7,916,821)		$12,925,658

REAL ESTATE INVESTMENT TRUSTS – 32.0%

DATA CENTER – 3.0%

Digital Core REIT Management Pte Ltd.	140,100	77,517

Digital Realty Trust, Inc.	25,658	4,204,320

Equinix, Inc.	7,938	7,252,633

Keppel DC REIT	150,774	243,180

TOTAL DATA CENTER		$11,777,650

DIVERSIFIED – 2.3%

Activia Properties, Inc.	54	117,499

AEW UK REIT PLC	21,753	27,394

Alexander & Baldwin, Inc.	7,229	129,038

American Assets Trust, Inc.	3,781	91,803

Armada Hoffler Properties, Inc.	5,648	55,237

British Land Co. PLC (The)	77,285	359,461

Broadstone Net Lease, Inc.	14,318	225,365

Charter Hall Group	40,481	389,226

Charter Hall Long Wale REIT	57,114	136,774

Covivio SA	4,089	217,303

CTO Realty Growth, Inc.	1,651	32,409

Custodian Property Income REIT PLC	42,620	40,026

Daiwa House REIT Investment Corp.	170	267,486

Empire State Realty Trust, Inc., Class A	11,206	107,129

Essential Properties Realty Trust, Inc.	14,581	468,050

Description	Number of Shares	Value

Gladstone Commercial Corp.	4,528	$73,399

Global Net Lease, Inc.	13,386	96,245

GPT Group (The)	162,216	460,507

Growthpoint Properties Australia Ltd.	26,398	39,299

H&R REIT	9,886	63,601

Hankyu Hanshin REIT, Inc.	67	55,290

Heiwa REIT, Inc.	85	70,181

Hulic REIT, Inc.	99	90,416

ICADE	2,678	62,968

KDX Realty Investment Corp.	343	342,481

Land Securities Group PLC	61,918	446,547

LondonMetric Property PLC	167,732	385,874

Mapletree Pan Asia Commercial Trust	200,423	177,508

Merlin Properties Socimi SA	30,056	346,374

Mirai Corp.	207	55,318

Mirvac Group	325,926	394,280

Mori Trust REIT, Inc.	191	77,902

NIPPON REIT Investment Corp.	156	81,851

Nomura Real Estate Master Fund, Inc.	360	346,717

NTT UD REIT Investment Corp.	127	108,126

One Liberty Properties, Inc.	1,556	39,943

OUE REIT	366,600	79,242

Picton Property Income Ltd.	63,920	51,449

REIT 1 Ltd.	18,315	97,464

Schroder REIT Ltd.	45,679	26,097

Sekisui House REIT, Inc.	309	157,964

Sella Capital Real Estate Ltd.	19,590	51,451

Star Asia Investment Corp.	211	70,283

Stockland	201,014	636,813

Stoneweg European REIT	48,300	78,148

Suntec REIT	186,000	162,423

Takara Leben Real Estate Investment Corp.	82	46,805

Tokyu REIT, Inc.	79	82,676

Tosei REIT Investment Corp.	51	42,245

United Urban Investment Corp.	253	245,025

WP Carey, Inc.	17,845	997,714

Yuexiu REIT	210,000	24,051

TOTAL DIVERSIFIED		$9,328,877

HEALTH CARE – 3.9%

Aedifica SA	3,745	225,623

Alexandria Real Estate Equities, Inc.	12,619	1,228,460

American Healthcare REIT, Inc.	12,784	361,659

Assura PLC	213,059	99,421

Care REIT PLC	38,181	40,252

CareTrust REIT, Inc.	14,630	387,695

Cofinimmo SA	2,589	145,964

Community Healthcare Trust, Inc.	2,215	43,923

Diversified Healthcare Trust	21,807	54,081

Global Medical REIT, Inc.	6,614	51,854

Health Care & Medical Investment Corp.	33	22,533

Healthcare Realty Trust, Inc.	29,487	493,907

Healthpeak Properties, Inc.	56,953	1,176,649

LTC Properties, Inc.	3,930	135,192

Medical Properties Trust, Inc.#	50,790	238,205

National Health Investors, Inc.	3,619	246,490

NorthWest Healthcare Properties REIT	12,608	39,212

Omega Healthcare Investors, Inc.	22,143	820,620

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Parkway Life REIT	36,300	$103,150

Primary Health Properties PLC	101,031	117,924

Sabra Health Care REIT, Inc.	19,941	333,214

Sila Realty Trust, Inc.	3,661	91,013

Target Healthcare REIT PLC	77,461	82,694

Universal Health Realty Income Trust	1,459	56,959

Ventas, Inc.	34,067	2,058,328

Welltower, Inc.	48,552	6,626,377

TOTAL HEALTH CARE		$15,281,399

HOTEL & RESORT – 0.9%

Apple Hospitality REIT, Inc.	19,973	308,383

CapitaLand Ascott Trust	215,449	141,629

CDL Hospitality Trusts	59,214	37,605

Chatham Lodging Trust	5,931	51,837

DiamondRock Hospitality Co.	18,163	159,471

Far East Hospitality Trust	94,900	42,196

Hoshino Resorts REIT, Inc.	44	58,700

Host Hotels & Resorts, Inc.	58,448	976,666

Hotel Property Investments Ltd., REIT	17,262	40,097

Invincible Investment Corp.	636	277,330

Japan Hotel REIT Investment Corp.	412	190,787

Park Hotels & Resorts, Inc.	17,264	232,891

Pebblebrook Hotel Trust	9,948	130,617

RLJ Lodging Trust	13,351	130,172

Ryman Hospitality Properties, Inc.	5,265	551,983

Service Properties Trust	17,174	48,946

Summit Hotel Properties, Inc.	11,188	75,071

Sunstone Hotel Investors, Inc.	17,186	194,717

Xenia Hotels & Resorts, Inc.	8,888	132,965

TOTAL HOTEL & RESORT		$3,782,063

INDUSTRIAL – 5.6%

AIMS APAC REIT	43,700	41,444

Americold Realty Trust, Inc.	21,811	476,570

CapitaLand Ascendas REIT	300,400	569,513

Centuria Industrial REIT	46,315	83,936

CRE Logistics REIT, Inc.	87	84,328

Dexus Industria REIT	20,663	34,854

Dream Industrial REIT	11,389	91,529

EastGroup Properties, Inc.	4,032	683,908

ESR-REIT	520,293	99,284

First Industrial Realty Trust, Inc.	10,962	585,261

Frasers Logistics & Commercial Trust	249,620	161,922

GLP J-REIT	412	337,362

Goodman Group	160,357	3,575,987

Goodman Property Trust	90,440	106,292

Granite REIT	2,635	127,258

Industrial & Infrastructure Fund Investment Corp.	217	162,059

Innovative Industrial Properties, Inc.	2,361	169,237

Japan Logistics Fund, Inc.	216	125,083

LaSalle Logiport REIT	137	126,604

Lineage, Inc.#	4,987	299,220

LXP Industrial Trust	23,647	196,743

Mapletree Industrial Trust	178,070	274,527

Mapletree Logistics Trust	289,550	258,742

Description	Number of Shares	Value

Mitsubishi Estate Logistics REIT Investment Corp.	42	$96,271

Mitsui Fudosan Logistics Park, Inc.	258	169,693

Montea NV	1,634	112,939

Nippon Prologis REIT, Inc.	202	308,059

Plymouth Industrial REIT, Inc.	3,225	54,180

Prologis, Inc.	76,299	9,098,656

Rexford Industrial Realty, Inc.	17,661	718,096

Segro PLC	114,399	1,011,467

SOSiLA Logistics REIT, Inc.	76	54,141

STAG Industrial, Inc.	15,121	516,836

Terreno Realty Corp.	8,003	523,556

Tritax Big Box REIT PLC	188,009	339,872

Urban Logistics REIT PLC	48,614	66,000

Warehouse REIT PLC	71,676	71,124

Warehouses De Pauw	13,745	295,243

TOTAL INDUSTRIAL		$22,107,796

MULTI-FAMILY RESIDENTIAL – 3.1%

Advance Residence Investment Corp.	232	213,529

Altarea SCA	428	44,769

Apartment Investment & Management Co., Class A	15,328	138,565

AvalonBay Communities, Inc.	11,585	2,566,193

Boardwalk REIT	2,080	89,663

BRT Apartments Corp.	1,574	26,978

Camden Property Trust	8,690	988,140

Canadian Apartment Properties REIT	6,637	184,997

Care Property Invest NV	2,766	32,068

Centerspace	1,362	82,742

Comforia Residential REIT, Inc.	60	104,945

Daiwa Securities Living Investments Corp.	199	114,653

Elme Communities	7,525	114,831

Empiric Student Property PLC	51,684	53,754

Equity Residential	27,823	1,965,138

Essex Property Trust, Inc.	5,263	1,497,692

Home REIT PLC*,(1)	42,087	—

Independence Realty Trust, Inc.	18,282	351,197

Ingenia Communities Group	40,228	141,769

InterRent REIT	6,334	42,580

Irish Residential Properties REIT PLC	33,709	32,678

Killam Apartment REIT	4,993	56,789

Mid-America Apartment Communities, Inc.	9,577	1,461,259

Morguard North American Residential REIT	1,808	20,937

NexPoint Residential Trust, Inc.	2,043	80,658

Nippon Accommodations Fund, Inc.	43	161,712

Samty Residential Investment Corp.	82	49,294

Social Housing REIT PLC	12,500	9,055

Starts Proceed Investment Corp.	19	21,489

UDR, Inc.	24,478	1,021,712

UNITE Group PLC (The)	33,973	359,835

Veris Residential, Inc.	6,873	109,556

Xior Student Housing NV	2,488	79,449

TOTAL MULTI-FAMILY RESIDENTIAL		$12,218,626

OFFICE – 1.9%

Allied Properties REIT	5,371	64,230

Brandywine Realty Trust	15,743	86,429

January 31, 2025 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

BXP, Inc.	12,047	$881,118

Centuria Office REIT	38,286	27,709

Champion REIT	160,000	34,119

City Office REIT, Inc.	9,220	48,958

COPT Defense Properties	9,418	277,266

Cousins Properties, Inc.	12,980	396,279

Cromwell Property Group	136,773	32,955

Daiwa Office Investment Corp.	48	91,060

Derwent London PLC	8,184	198,999

Dexus	90,968	405,745

Douglas Emmett, Inc.	12,207	224,120

Easterly Government Properties, Inc.	6,065	68,898

Equity Commonwealth	7,702	13,401

Gecina SA	4,398	429,357

Global One Real Estate Investment Corp.	95	64,456

Great Portland Estates PLC	28,987	103,583

Helical PLC	17,407	38,722

Highwoods Properties, Inc.	8,747	260,573

Hudson Pacific Properties, Inc.	14,051	43,980

Ichigo Office REIT Investment Corp.	132	70,510

Inmobiliaria Colonial Socimi SA	24,501	138,253

Japan Excellent, Inc.	109	88,091

Japan Prime Realty Investment Corp.	69	151,955

Japan Real Estate Investment Corp.	592	417,078

JBG SMITH Properties	9,549	148,105

Keppel REIT	194,800	122,202

Kilroy Realty Corp.	8,219	320,705

Mori Hills REIT Investment Corp.	119	96,264

NET Lease Office Properties*	1,277	40,762

Nippon Building Fund, Inc.	670	533,222

NSI NV	1,341	30,427

One REIT, Inc.	30	46,752

Orix JREIT, Inc.	231	256,313

Paramount Group, Inc.	15,147	74,069

Peakstone Realty Trust#	4,237	45,548

Piedmont Office Realty Trust, Inc., Class A	10,974	95,913

SL Green Realty Corp.	5,897	397,399

Vornado Realty Trust	13,769	595,647

Workspace Group PLC	12,028	69,821

TOTAL OFFICE		$7,530,993

OTHER SPECIALIZED – 2.1%

Arena REIT	35,122	84,076

Charter Hall Social Infrastructure REIT	35,768	57,062

EPR Properties	6,503	299,788

Farmland Partners, Inc.#	3,836	44,766

Four Corners Property Trust, Inc.	7,695	211,074

Gaming and Leisure Properties, Inc.	23,100	1,117,809

Gladstone Land Corp.	3,854	41,854

Iron Mountain, Inc.	24,189	2,456,877

Lamar Advertising Co., Class A	7,016	886,963

Outfront Media, Inc.	9,765	179,676

Rural Funds Trust	25,109	25,195

Safehold, Inc.	4,022	65,196

Uniti Group, Inc.	21,726	118,407

VICI Properties, Inc.	86,401	2,572,158

TOTAL OTHER SPECIALIZED		$8,160,901

Description	Number of Shares	Value

RETAIL – 5.9%

Acadia Realty Trust	8,873	$204,434

AEON REIT Investment Corp.	123	99,336

Agree Realty Corp.	8,361	606,758

Alexander’s, Inc.	134	25,453

Brixmor Property Group, Inc.	25,752	671,097

BWP Trust	49,088	103,020

CapitaLand China Trust	120,900	65,158

CapitaLand Integrated Commercial Trust	447,347	638,574

Carmila SA	6,893	119,472

CBL & Associates Properties, Inc.	2,691	82,371

Charter Hall Retail REIT	46,012	92,403

Choice Properties REIT	12,922	114,874

Crombie REIT	4,825	44,620

CT REIT	6,101	59,988

Curbline Properties Corp.	7,710	188,664

Eurocommercial Properties NV	4,984	121,643

Federal Realty Investment Trust	6,203	673,832

First Capital REIT	8,769	100,279

Fortune REIT	131,000	67,275

Frasers Centrepoint Trust	105,323	165,307

Frontier Real Estate Investment Corp.	195	101,772

Fukuoka REIT Corp.	64	60,636

Getty Realty Corp.#	4,465	138,460

Hamborner REIT AG	9,415	62,768

Hammerson PLC	37,201	131,382

HomeCo Daily Needs REIT	138,313	101,155

InvenTrust Properties Corp.	5,758	171,243

Japan Metropolitan Fund Invest	578	351,866

Kimco Realty Corp.	56,189	1,261,443

Kite Realty Group Trust	18,275	423,066

Klepierre SA	18,459	549,548

Lendlease Global Commercial REIT	145,125	59,068

Link REIT	216,400	894,115

Macerich Co. (The)	18,968	394,155

Mercialys SA	8,894	97,633

NETSTREIT Corp.	5,918	85,693

NewRiver REIT PLC	17,295	16,323

NNN REIT, Inc.	15,258	601,013

Phillips Edison & Co., Inc.	10,352	376,088

Primaris REIT	2,451	25,179

Realty Income Corp.	71,841	3,925,392

Regency Centers Corp.	13,590	976,306

Region RE Ltd.	98,776	132,653

Retail Estates NV	1,199	71,416

Retail Opportunity Investments Corp.	10,776	188,257

RioCan REIT	11,906	151,390

Sasseur REIT	61,100	30,543

Saul Centers, Inc.	1,263	46,125

Scentre Group	439,067	993,640

Shaftesbury Capital PLC	148,332	227,365

Simon Property Group, Inc.	25,251	4,390,139

SITE Centers Corp.	3,855	57,748

Slate Grocery REIT, Class U	2,915	28,180

SmartCentres REIT	7,835	132,403

Starhill Global REIT	158,600	59,454

Supermarket Income REIT PLC	95,954	80,039

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Tanger, Inc.	9,484	$311,265

Unibail-Rodamco-Westfield	8,778	734,952

Urban Edge Properties	10,642	216,458

Vicinity Ltd.	321,799	436,125

Waypoint REIT Ltd.	58,312	87,398

Wereldhave NV	2,996	45,444

Whitestone REIT	4,055	54,337

TOTAL RETAIL		$23,524,193

SELF-STORAGE – 2.1%

Abacus Storage King	51,339	36,958

Big Yellow Group PLC	16,013	188,828

CubeSmart	18,732	781,124

Extra Space Storage, Inc.	17,410	2,681,140

National Storage Affiliates Trust	5,700	211,755

National Storage REIT	108,509	149,975

Public Storage	13,041	3,892,478

Safestore Holdings PLC	18,058	137,126

Shurgard Self Storage Ltd.	2,600	96,235

TOTAL SELF-STORAGE		$8,175,619

SINGLE-FAMILY RESIDENTIAL – 1.2%

American Homes 4 Rent, Class A	26,182	906,683

Equity LifeStyle Properties, Inc.	15,348	1,004,527

Invitation Homes, Inc.	46,725	1,455,484

PRS REIT PLC (The)	46,884	63,980

Sun Communities, Inc.	9,842	1,245,013

UMH Properties, Inc.	6,072	109,235

TOTAL SINGLE-FAMILY RESIDENTIAL		$4,784,922

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $119,884,236)		$126,673,039

TOTAL REAL ESTATE RELATED SECURITIES (COST $187,985,403)		$200,414,068

COMMODITY RELATED SECURITIES – 47.8%

EXCHANGE-TRADED FUNDS – 1.6%

COMMODITY – 1.6%

SPDR S&P Global Natural Resources ETF#	119,300	6,226,267

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$ 6,226,267

INVESTMENT COMPANIES—46.2%

COMMODITY—46.2%

Vanguard Commodity Strategy Fund, Admiral Shares	2,617,549	69,574,456

DFA Commodity Strategy Portfolio, Institutional Class	23,491,183	109,703,827

Parametric Commodity Strategy Fund, Institutional Class	542,858	3,485,149

TOTAL COMMODITY		$182,763,432

TOTAL INVESTMENT COMPANIES (COST $187,457,066)		$182,763,432

TOTAL COMMODITY RELATED SECURITIES (COST $192,560,011)		$188,989,699

Description	Number of Shares	Value

SHORT-TERM INVESTMENTS – 1.5%

MONEY MARKET FUND – 1.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%^	5,849,289	$5,849,289

TOTAL SHORT-TERM INVESTMENT (COST $5,849,289)		$5,849,289

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN–0.3%

	Par Value

REPURCHASE AGREEMENTS–0.3%

Bank of America Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $60,010, collateralized by U.S. Government Agency Securities, 2.27% to 7.50%, maturing 1/01/29 to 11/20/74; total market value of $61,188.	$59,988	59,988

Bank of Montreal, 4.34%, dated 1/31/25, due 2/03/25, repurchase price $206,205, collateralized by U.S. Government Agency Securities, 1.71% to 7.32%, maturing 1/01/26 to 2/01/52; total market value of $210,253.	206,130	206,130

Citigroup Global Markets Ltd., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $206,205, collateralized by U.S. Government Agency Securities, 5.00% to 6.00%, maturing 8/01/52 to 1/01/55; total market value of $210,253.	206,130	206,130

Nomura Securities International, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $206,205, collateralized by U.S. Government Agency Securities, 2.00% to 7.14%, maturing 12/01/29 to 1/20/55; total market value of $210,332.	206,130	206,130

RBC Dominion Securities, Inc., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $206,205, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/13/25 to 11/15/54; total market value of $210,253.	206,130	206,130

TD Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $206,205, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 3/01/49 to 1/01/55; total market value of $210,253.	206,130	206,130

TOTAL REPURCHASE AGREEMENTS (COST $1,090,638)		$1,090,638

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,090,638)		$1,090,638

TOTAL INVESTMENTS – 100.2% (Cost $387,485,341)		$396,343,694

COLLATERAL FOR SECURITIES ON LOAN–(0.3%)		(1,090,638)

OTHER ASSETS LESS LIABILITIES – 0.1%		187,776

TOTAL NET ASSETS – 100.0%		$395,440,832

January 31, 2025 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Real Estate Related Securities

Common Stocks

Diversified	$—	$67,314	$—	$67,314

Diversified Real Estate Activities	151,275	10,863,273	—	11,014,548

Real Estate Development	288,529	1,772,164	—	2,060,693

Real Estate Operating Companies	209,660	12,480,328	—	12,689,988

Exchange-Traded Funds	34,982,828	—	—	34,982,828

Investment Company	12,925,658	—	—	12,925,658

Real Estate Investment Trusts			—

Data Center	11,456,953	320,697	—	11,777,650

Diversified	2,379,933	6,948,944	—	9,328,877

Health Care	14,443,838	837,561	—	15,281,399

Hotel & Resort	2,993,719	788,344	—	3,782,063

Industrial	13,541,050	8,566,746	—	22,107,796

Multi-Family Residential	10,799,627	1,418,999	—(a)	12,218,626

Office	4,083,400	3,447,593	—	7,530,993

Other Specialized	7,994,568	166,333	—	8,160,901

Retail	16,858,092	6,666,101	—	23,524,193

Self-Storage	7,566,497	609,122	—	8,175,619

Single-Family Residential	4,720,942	63,980	—	4,784,922

Commodity Related Securities			—

Exchange-Traded Funds	6,226,267	—	—	6,226,267

Investment Companies	182,763,432	—	—	182,763,432

Money Market Fund	5,849,289	—	—	5,849,289

Repurchase Agreements	—	1,090,638	—	1,090,638

Total Investments in Securities	$340,235,557	$56,108,137	$—	$396,343,694

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)